Events (Unaudited) Occurred After the Report Date (Details) - Subsequent Event [Member]	Nov. 23, 2023 USD ($)
Events (Unaudited) Occurred After the Report Date (Details) [Line Items]
Aggregate purchase price	$ 180,000,000
Maturity days	90
Interest rate	3.00%